SHARE BASED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangements [Abstract]
Disclosure of number of units outstanding during period
Changes in the number of DSUs and phantom share units outstanding during the years ending December 31, 2018 and 2017 are as follows:

	Year ended December 31, 2018		Year ended December 31, 2017
	DSUs	Phantom share units	DSUs	Phantom share units
Balance at beginning of year	131,006	95,000	40,356	185,037
Granted	39,522	—	103,600	—
Redeemed	—	(35,625)	(12,950)	(90,037)
Cancelled	—	(23,750)	—	—
Balance, at end of year	170,528	35,625	131,006	95,000
Movements in the number of the PSUs and RSUs for the years ended December 31, 2018 and 2017 are as follows:

	Year ended December 31, 2018		Year ended December 31, 2017
	PSUs	RSUs	PSUs	RSUs
Balance, beginning of year	342,206	364,263	1,707,571	108,589
Granted	198,528	198,528	309,637	326,694
Cancelled	(38,697)	(38,697)	(61,041)	(66,041)
Redeemed	—	—	(1,613,961)	(4,979)
Balance, end of year	502,037	524,094	342,206	364,263

Explanation of effect of share-based payments on entity's financial position
Changes in the share based payment liabilities during the years ending December 31, 2018 and 2017 are as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Opening liability	$2,116	$436
Share based payment expense	2,564	2,222
Redeemed DSUs and phantom share units (cash payments)	(441)	(605)
Foreign currency translation	37	63
Total share based payment liability	$4,276	$2,116
Current portion of share based payment liability	$4,276	$1,898
Long term share based payment liability	$—	$218